Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net [Abstract]
Schedule of Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Computers and equipment	5,637	8,747	11,137
Motor vehicles	523	639	647
Furniture and fixtures	675	1,170	1,641
Leasehold improvements	1,755	3,274	3,614
Total	8,590	13,830	17,039
Less: Accumulated depreciation	(2,171)	(5,892)	(10,612)
Net book value	6,419	7,938	6,427